DERIVATIVE LIABILITIES (Detail Textuals) - USD ($)	6 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gain on change in fair value of the derivative liabilities	$ (1,400,375)
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of the derivative liability	7,841,703	$ 0
Debt discount on convertible notes	476,387
Day 1 derivative loss on convertible notes	282,093
New derivative liabilities recognized from reclass of additional paid in capital	2,078,065
Addition of new derivative liabilities recognized upon issuance of warrants as stock based compensation expense	5,650,426
Day 1 derivative loss on warrants	859,488
Reduction of derivative liabilities from exercise of warrants	(2,905,131)
Gain on change in fair value of the derivative liabilities	$ (1,400,375)